United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       5/10/10
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: 104,298
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------   ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Common Stock    G24140108       518    10,800SH     SOLE                              10,800
Weatherford Intl                Common Stock    H27013103       160    10,100SH     SOLE                              10,100
Abbott Laboratories             Common Stock    002824100       669    12,700SH     SOLE                              12,700
Amazon.com                      Common Stock    023135106      5621    41,402SH     SOLE                              41,402
American Express                Common Stock    025816109      1486    36,013SH     SOLE                              36,013
American Tower                  Common Stock    029912201     16350   383,712SH     SOLE                             383,712
Anadarko Petroleum              Common Stock    032511107       371     5,100SH     SOLE                               5,100
Athenahealth Inc                Common Stock    04685W103      3018    82,550SH     SOLE                              82,550
Auto Data Processing            Common Stock    053015103       480    10,800SH     SOLE                              10,800
Berkshire Hathaway Cl A         CL A            084670108       731         6SH     SOLE                                   6
Berkshire Hathaway Cl B         CL B            084670207       240     2,950SH     SOLE                               2,950
Cigna                           Common Stock      125509109     440    12,015SH     SOLE                              12,015
Cardionet Inc                   Common Stock    14159L103       344    45,000SH     SOLE                              45,000
Chevron Texaco                  Common Stock      166764100     308     4,060SH     SOLE                               4,060
Citi Trends Inc                 Common Stock    17306X102       243     7,500SH     SOLE                               7,500
Coca Cola Company               Common Stock      191216100     479     8,708SH     SOLE                               8,708
DTS Inc                         Common Stock    23335C101       783    23,000SH     SOLE                              23,000
Destination Maternity Co        Common Stock    25065D100      2542    99,049SH     SOLE                              99,049
Devon Energy New                Common Stock    25179M103       387     6,000SH     SOLE                               6,000
Dunn & Bradstreet Copr. New     Common Stock    26483E100       223     3,000SH     SOLE                               3,000
eBay                            Common Stock      278642103    4626   171,542SH     SOLE                             171,542
Electronic Arts                 Common Stock      285512109    2331   124,894SH     SOLE                             124,894
Esco Technologies               Common Stock      296315104    1399    43,980SH     SOLE                              43,980
Euronet Worldwide               Common Stock      298736109    6191   335,900SH     SOLE                             335,900
Exxon Mobil                     Common Stock    30231G102      5463    81,560SH     SOLE                              81,560
General Electric                Common Stock      369604103     828    45,488SH     SOLE                              45,488
Genworth Financial Inc          Common Stock    37247D106       257    14,000SH     SOLE                              14,000
Google Inc Class A              CL A            38259P508       578     1,020SH     SOLE                               1,020
I C U Medical                   Common Stock    44930G107      1029    29,875SH     SOLE                              29,875
Intl Business Machines          Common Stock      459200101     375     2,924SH     SOLE                               2,924
Intl Game Technology            Common Stock      459902102    1135    61,515SH     SOLE                              61,515
Johnson & Johnson               Common Stock      478160104    2160    33,130SH     SOLE                              33,130
Kimberly Clark                  Common Stock      494368103     204     3,252SH     SOLE                               3,252
Kraft Foods Inc                 Common Stock    50075N104       219     7,255SH     SOLE                               7,255
Legg Mason Inc                  Common Stock      524901105    1343    46,850SH     SOLE                              46,850
Merck & Co Inc                  Common Stock    58933Y105       430    11,512SH     SOLE                              11,512
Microsoft                       Common Stock      594918104    1363    46,527SH     SOLE                              46,527
Netflix Inc                     Common Stock    64110L106     12434   168,625SH     SOLE                             168,625
Northern Trust Corporation      Common Stock      665859104     542     9,800SH     SOLE                               9,800
Oracle                          Common Stock    68389X105       386    15,000SH     SOLE                              15,000
Penn Virginia Gp Hldg LP        Com Unit R Lim  70788P105       183    10,000SH     SOLE                              10,000
Penn Virginia Corp              Common Stock      707882106    1335    54,500SH     SOLE                              54,500
Pfizer Incorporated             Common Stock      717081103     298    17,400SH     SOLE                              17,400
Philip Morris Intl Inc          Common Stock      718172109     338     6,485SH     SOLE                               6,485
Powershares WilderHill Clean E  WNDRHLL CLN EN  73935X500       110    11,000SH     SOLE                              11,000
T Rowe Price Group              Common Stock    74144T108      2178    39,618SH     SOLE                              39,618
Qualcomm                        Common Stock      747525103   20890   497,855SH     SOLE                             497,855
Wells Fargo & Co. New           Common Stock      949746101     280     9,000SH     SOLE                               9,000
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